Partnership Distributions - Cash Distributions Table (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2018 [1]	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Distributions Made to Members or Limited Partners [Abstract]
Total quarterly distribution per unit	$ 0.980	$ 0.965	$ 0.950	$ 0.935	$ 0.920	$ 0.905	$ 0.890	$ 0.875	$ 0.860	$ 0.845	$ 0.830	$ 0.815
Total quarterly cash distribution	$ 234,787	$ 230,239	$ 225,691	$ 221,133	$ 216,586	$ 212,038	$ 207,491	$ 188,753	$ 170,657	$ 166,742	$ 162,827	$ 158,905

[1]	The Board of Directors declared a cash distribution to the Partnership’s unitholders for the fourth quarter of 2018 of $0.980 per unit, or $234.8 million in aggregate, including incentive distributions, but excluding distributions on Class C units (see Class C unit distributions below). The cash distribution was paid on February 13, 2019, to unitholders of record at the close of business on February 1, 2019.